Property, Plant, And Equipment - Net (Details) - Schedule of Property, Plant, And Equipment - Net - One Energy Enterprises Inc [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (20,764,874)	$ (20,151,253)	$ (16,355,767)
Property, plant, and equipment — net	65,204,784	66,953,240	57,984,677
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,138,507	6,138,507	5,209,697
Wind turbines and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	64,995,872	64,979,879	55,292,350
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,649,627	4,628,544	4,593,296
Equipment and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,795,655	2,732,447	2,616,860
Electrical infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,546,391	6,577,796	1,001,192
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,068,511	1,068,511	517,567
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	506,168	506,168	387,014
Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	219,000	219,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 268,927	$ 253,641	$ 4,503,468